SHARE CAPITAL (Details) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 29, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Non-Stronach shareholders	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Dec. 31, 2012 Common Shares	Dec. 31, 2011 Common Shares	Jun. 30, 2011 Common Shares	Dec. 31, 2010 Common Shares	Dec. 31, 2011 Common Shares Non-Stronach shareholders	Nov. 25, 2011 Common Shares NCIB Maximum	Dec. 31, 2012 Common Shares NCIB Maximum	Jun. 30, 2011 Class B Shares	Dec. 31, 2010 Class B Shares	Jun. 30, 2011 Class B Shares Non-Stronach shareholders	Jun. 30, 2011 Class B Shares Non-Stronach shareholders	Dec. 31, 2011 Class B Shares Non-Stronach shareholders	Jun. 30, 2011 Class B Shares Stronach shareholder	Dec. 31, 2011 Class B Shares Stronach shareholder
Share Capital
Number of classes of outstanding share capital	2
Consideration per share for stock repurchased (in shares)										1.2
Changes in the company's share capital
Shares issued and outstanding, beginning of period		2,119,515	2,127,349					2,119,515	2,102,392							24,957
Shares outstanding at the end of year (in shares)		46,833,000	46,871,000	46,708,000				46,833,000	46,871,000		46,161,000					547,000
Issued on exercise of stock options		1,143	8,735					1,143	8,735
Issued on exercise of stock options (in shares)		30,000	490,000					30,000	490,000
Issued on settlement of share units		350						350
Issued on settlement of share units (in shares)		15,000						15,000
Class A shares issued upon cancellation of Class B shares												8,388
Shares issued to replace outstanding shares					36,000							220,000
Repurchase for cancellation		(3,752)					(16,569)	(3,752)											(8,388)		(16,569)
Repurchase of Common Shares for cancellation (in shares)		(83,000)				(363,414)	(363,414)	(83,000)						(82,980)	(183,999)		183,999	(183,999)	(183,999)	(363,414)	(363,414)
Shares issued and outstanding, end of period		2,117,256	2,119,515					2,117,256	2,119,515							24,957
Additional repurchase disclosures
Purchase of common shares under NCIB													3,998,589
Shares repurchased as a percentage of public float													10.00%
Shares repurchased as a percentage of Common Shares issued and outstanding													8.50%
Shares repurchased, cash consideration		2,694												2,700
Excess of the weighted average consideration originally received for the Common Shares repurchased over the cash paid		1,058												1,100